Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Income Fund
Entity Central Index Key	0000751199
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity Intermediate Government Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Government Income Fund
Class Name	Fidelity® Intermediate Government Income Fund
Trading Symbol	FSTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Government Income Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Government Income Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 505,942,565
Holdings Count | shares	207
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$505,942,565
Number of Holdings	207
Portfolio Turnover	150%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 13.6 2 - 2.99% 7.7 3 - 3.99% 26.5 4 - 4.99% 44.7 5 - 5.99% 1.2 6 - 6.99% 0.8 U.S. Treasury Obligations 80.7 CMOs and Other Mortgage Related Securities 13.3 U.S. Government Agency Obligations 3.0 Options 0.2 U.S. Government Agency - Mortgage Securities (2.5) Short-Term Investments and Net Other Assets (Liabilities) 5.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 80.7 CMOs and Other Mortgage Related Securities - 13.3 U.S. Government Agency Obligations - 3.0 Options - 0.2 U.S. Government Agency - Mortgage Securities - 0 Short-Term Investments and Net Other Assets (Liabilities) - 5.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 79.0 Freddie Mac Multifamily Structured pass-thru certificates 12.0 Federal Farm Credit Banks Funding Corp 3.0 US Treasury Bonds 1.7 Fannie Mae Mortgage pass-thru certificates 1.3 Ginnie Mae II Pool 0.9 Fannie Mae Guaranteed REMIC 0.9 Freddie Mac Gold Pool 0.6 Ginnie Mae I Pool 0.2 Freddie Mac Non Gold Pool 0.1 99.7
Fidelity Government Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity® Government Income Fund
Trading Symbol	FGOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Income Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,544,152,608
Holdings Count | shares	1,815
Investment Company Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,544,152,608
Number of Holdings	1,815
Portfolio Turnover	197%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 6.7 2 - 2.99% 18.9 3 - 3.99% 34.9 4 - 4.99% 20.4 5 - 5.99% 6.0 6 - 6.99% 5.3 7 - 7.99% 0.0 8 - 8.99% 0.0 16 - 16.99% 0.0 17 - 17.99% 0.0 U.S. Treasury Obligations 51.1 CMOs and Other Mortgage Related Securities 19.9 U.S. Government Agency - Mortgage Securities 18.3 U.S. Government Agency Obligations 2.9 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.1 CMOs and Other Mortgage Related Securities - 19.9 U.S. Government Agency - Mortgage Securities - 18.3 U.S. Government Agency Obligations - 2.9 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 32.7 US Treasury Bonds 18.4 Freddie Mac Multifamily Structured pass-thru certificates 14.8 Fannie Mae Mortgage pass-thru certificates 11.5 Freddie Mac Gold Pool 8.0 Ginnie Mae II Pool 5.7 Federal Farm Credit Banks Funding Corp 2.6 Fannie Mae Guaranteed REMIC 2.3 Ginnie Mae I Pool 1.9 Freddie Mac Non Gold Pool 1.0 98.9
Fidelity Advisor Government Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class Z
Trading Symbol	FIKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 1,544,152,608
Holdings Count | shares	1,815
Investment Company Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,544,152,608
Number of Holdings	1,815
Portfolio Turnover	197%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 6.7 2 - 2.99% 18.9 3 - 3.99% 34.9 4 - 4.99% 20.4 5 - 5.99% 6.0 6 - 6.99% 5.3 7 - 7.99% 0.0 8 - 8.99% 0.0 16 - 16.99% 0.0 17 - 17.99% 0.0 U.S. Treasury Obligations 51.1 CMOs and Other Mortgage Related Securities 19.9 U.S. Government Agency - Mortgage Securities 18.3 U.S. Government Agency Obligations 2.9 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.1 CMOs and Other Mortgage Related Securities - 19.9 U.S. Government Agency - Mortgage Securities - 18.3 U.S. Government Agency Obligations - 2.9 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 32.7 US Treasury Bonds 18.4 Freddie Mac Multifamily Structured pass-thru certificates 14.8 Fannie Mae Mortgage pass-thru certificates 11.5 Freddie Mac Gold Pool 8.0 Ginnie Mae II Pool 5.7 Federal Farm Credit Banks Funding Corp 2.6 Fannie Mae Guaranteed REMIC 2.3 Ginnie Mae I Pool 1.9 Freddie Mac Non Gold Pool 1.0 98.9
Fidelity Advisor Government Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class M
Trading Symbol	FVITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 1,544,152,608
Holdings Count | shares	1,815
Investment Company Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,544,152,608
Number of Holdings	1,815
Portfolio Turnover	197%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 6.7 2 - 2.99% 18.9 3 - 3.99% 34.9 4 - 4.99% 20.4 5 - 5.99% 6.0 6 - 6.99% 5.3 7 - 7.99% 0.0 8 - 8.99% 0.0 16 - 16.99% 0.0 17 - 17.99% 0.0 U.S. Treasury Obligations 51.1 CMOs and Other Mortgage Related Securities 19.9 U.S. Government Agency - Mortgage Securities 18.3 U.S. Government Agency Obligations 2.9 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.1 CMOs and Other Mortgage Related Securities - 19.9 U.S. Government Agency - Mortgage Securities - 18.3 U.S. Government Agency Obligations - 2.9 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 32.7 US Treasury Bonds 18.4 Freddie Mac Multifamily Structured pass-thru certificates 14.8 Fannie Mae Mortgage pass-thru certificates 11.5 Freddie Mac Gold Pool 8.0 Ginnie Mae II Pool 5.7 Federal Farm Credit Banks Funding Corp 2.6 Fannie Mae Guaranteed REMIC 2.3 Ginnie Mae I Pool 1.9 Freddie Mac Non Gold Pool 1.0 98.9
Fidelity Advisor Government Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class I
Trading Symbol	FVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 1,544,152,608
Holdings Count | shares	1,815
Investment Company Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,544,152,608
Number of Holdings	1,815
Portfolio Turnover	197%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 6.7 2 - 2.99% 18.9 3 - 3.99% 34.9 4 - 4.99% 20.4 5 - 5.99% 6.0 6 - 6.99% 5.3 7 - 7.99% 0.0 8 - 8.99% 0.0 16 - 16.99% 0.0 17 - 17.99% 0.0 U.S. Treasury Obligations 51.1 CMOs and Other Mortgage Related Securities 19.9 U.S. Government Agency - Mortgage Securities 18.3 U.S. Government Agency Obligations 2.9 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.1 CMOs and Other Mortgage Related Securities - 19.9 U.S. Government Agency - Mortgage Securities - 18.3 U.S. Government Agency Obligations - 2.9 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 32.7 US Treasury Bonds 18.4 Freddie Mac Multifamily Structured pass-thru certificates 14.8 Fannie Mae Mortgage pass-thru certificates 11.5 Freddie Mac Gold Pool 8.0 Ginnie Mae II Pool 5.7 Federal Farm Credit Banks Funding Corp 2.6 Fannie Mae Guaranteed REMIC 2.3 Ginnie Mae I Pool 1.9 Freddie Mac Non Gold Pool 1.0 98.9
Fidelity Advisor Government Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class C
Trading Symbol	FVICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.56%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%
Net Assets	$ 1,544,152,608
Holdings Count | shares	1,815
Investment Company Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,544,152,608
Number of Holdings	1,815
Portfolio Turnover	197%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 6.7 2 - 2.99% 18.9 3 - 3.99% 34.9 4 - 4.99% 20.4 5 - 5.99% 6.0 6 - 6.99% 5.3 7 - 7.99% 0.0 8 - 8.99% 0.0 16 - 16.99% 0.0 17 - 17.99% 0.0 U.S. Treasury Obligations 51.1 CMOs and Other Mortgage Related Securities 19.9 U.S. Government Agency - Mortgage Securities 18.3 U.S. Government Agency Obligations 2.9 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.1 CMOs and Other Mortgage Related Securities - 19.9 U.S. Government Agency - Mortgage Securities - 18.3 U.S. Government Agency Obligations - 2.9 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 32.7 US Treasury Bonds 18.4 Freddie Mac Multifamily Structured pass-thru certificates 14.8 Fannie Mae Mortgage pass-thru certificates 11.5 Freddie Mac Gold Pool 8.0 Ginnie Mae II Pool 5.7 Federal Farm Credit Banks Funding Corp 2.6 Fannie Mae Guaranteed REMIC 2.3 Ginnie Mae I Pool 1.9 Freddie Mac Non Gold Pool 1.0 98.9
Fidelity Advisor Government Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Income Fund
Class Name	Fidelity Advisor® Government Income Fund Class A
Trading Symbol	FVIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 1,544,152,608
Holdings Count | shares	1,815
Investment Company Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,544,152,608
Number of Holdings	1,815
Portfolio Turnover	197%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 0.0 1 - 1.99% 6.7 2 - 2.99% 18.9 3 - 3.99% 34.9 4 - 4.99% 20.4 5 - 5.99% 6.0 6 - 6.99% 5.3 7 - 7.99% 0.0 8 - 8.99% 0.0 16 - 16.99% 0.0 17 - 17.99% 0.0 U.S. Treasury Obligations 51.1 CMOs and Other Mortgage Related Securities 19.9 U.S. Government Agency - Mortgage Securities 18.3 U.S. Government Agency Obligations 2.9 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.1 CMOs and Other Mortgage Related Securities - 19.9 U.S. Government Agency - Mortgage Securities - 18.3 U.S. Government Agency Obligations - 2.9 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 32.7 US Treasury Bonds 18.4 Freddie Mac Multifamily Structured pass-thru certificates 14.8 Fannie Mae Mortgage pass-thru certificates 11.5 Freddie Mac Gold Pool 8.0 Ginnie Mae II Pool 5.7 Federal Farm Credit Banks Funding Corp 2.6 Fannie Mae Guaranteed REMIC 2.3 Ginnie Mae I Pool 1.9 Freddie Mac Non Gold Pool 1.0 98.9
Fidelity Environmental Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity® Environmental Bond Fund
Trading Symbol	FFEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environmental Bond Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 49,551,678
Holdings Count | shares	223
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$49,551,678
Number of Holdings	223
Portfolio Turnover	47%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.8 AAA 0.6 AA 1.9 A 13.5 BBB 19.3 BB 2.4 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.8 AAA - 0.6 AA - 1.9 A - 13.5 BBB - 19.3 BB - 2.4 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.5 Corporate Bonds 36.4 U.S. Government Agency - Mortgage Securities 14.9 CMOs and Other Mortgage Related Securities 1.9 Foreign Government and Government Agency Obligations 0.8 Asset-Backed Securities 0.5 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.5 Corporate Bonds - 36.4 U.S. Government Agency - Mortgage Securities - 14.9 CMOs and Other Mortgage Related Securities - 1.9 Foreign Government and Government Agency Obligations - 0.8 Asset-Backed Securities - 0.5 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 87.6 United Kingdom 2.5 Germany 2.0 Ireland 1.7 Netherlands 1.1 Italy 1.0 Canada 0.8 Luxembourg 0.7 Japan 0.6 Others 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.6 United Kingdom - 2.5 Germany - 2.0 Ireland - 1.7 Netherlands - 1.1 Italy - 1.0 Canada - 0.8 Luxembourg - 0.7 Japan - 0.6 Others - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 29.1 US Treasury Bonds 11.4 Freddie Mac Gold Pool 9.4 Fannie Mae Mortgage pass-thru certificates 5.2 Freddie Mac Multifamily Structured pass-thru certificates 1.7 Verizon Communications Inc 1.2 Morgan Stanley 1.1 Bank of America Corp 1.1 US Treasury Bill 1.0 PNC Financial Services Group Inc/The 0.9 62.1
Fidelity Advisor Environmental Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class Z
Trading Symbol	FEBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 49,551,678
Holdings Count | shares	223
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$49,551,678
Number of Holdings	223
Portfolio Turnover	47%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.8 AAA 0.6 AA 1.9 A 13.5 BBB 19.3 BB 2.4 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.8 AAA - 0.6 AA - 1.9 A - 13.5 BBB - 19.3 BB - 2.4 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.5 Corporate Bonds 36.4 U.S. Government Agency - Mortgage Securities 14.9 CMOs and Other Mortgage Related Securities 1.9 Foreign Government and Government Agency Obligations 0.8 Asset-Backed Securities 0.5 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.5 Corporate Bonds - 36.4 U.S. Government Agency - Mortgage Securities - 14.9 CMOs and Other Mortgage Related Securities - 1.9 Foreign Government and Government Agency Obligations - 0.8 Asset-Backed Securities - 0.5 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 87.6 United Kingdom 2.5 Germany 2.0 Ireland 1.7 Netherlands 1.1 Italy 1.0 Canada 0.8 Luxembourg 0.7 Japan 0.6 Others 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.6 United Kingdom - 2.5 Germany - 2.0 Ireland - 1.7 Netherlands - 1.1 Italy - 1.0 Canada - 0.8 Luxembourg - 0.7 Japan - 0.6 Others - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 29.1 US Treasury Bonds 11.4 Freddie Mac Gold Pool 9.4 Fannie Mae Mortgage pass-thru certificates 5.2 Freddie Mac Multifamily Structured pass-thru certificates 1.7 Verizon Communications Inc 1.2 Morgan Stanley 1.1 Bank of America Corp 1.1 US Treasury Bill 1.0 PNC Financial Services Group Inc/The 0.9 62.1
Fidelity Advisor Environmental Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class M
Trading Symbol	FEBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 49,551,678
Holdings Count | shares	223
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$49,551,678
Number of Holdings	223
Portfolio Turnover	47%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.8 AAA 0.6 AA 1.9 A 13.5 BBB 19.3 BB 2.4 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.8 AAA - 0.6 AA - 1.9 A - 13.5 BBB - 19.3 BB - 2.4 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.5 Corporate Bonds 36.4 U.S. Government Agency - Mortgage Securities 14.9 CMOs and Other Mortgage Related Securities 1.9 Foreign Government and Government Agency Obligations 0.8 Asset-Backed Securities 0.5 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.5 Corporate Bonds - 36.4 U.S. Government Agency - Mortgage Securities - 14.9 CMOs and Other Mortgage Related Securities - 1.9 Foreign Government and Government Agency Obligations - 0.8 Asset-Backed Securities - 0.5 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 87.6 United Kingdom 2.5 Germany 2.0 Ireland 1.7 Netherlands 1.1 Italy 1.0 Canada 0.8 Luxembourg 0.7 Japan 0.6 Others 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.6 United Kingdom - 2.5 Germany - 2.0 Ireland - 1.7 Netherlands - 1.1 Italy - 1.0 Canada - 0.8 Luxembourg - 0.7 Japan - 0.6 Others - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 29.1 US Treasury Bonds 11.4 Freddie Mac Gold Pool 9.4 Fannie Mae Mortgage pass-thru certificates 5.2 Freddie Mac Multifamily Structured pass-thru certificates 1.7 Verizon Communications Inc 1.2 Morgan Stanley 1.1 Bank of America Corp 1.1 US Treasury Bill 1.0 PNC Financial Services Group Inc/The 0.9 62.1
Fidelity Advisor Environmental Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class I
Trading Symbol	FEBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 49,551,678
Holdings Count | shares	223
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$49,551,678
Number of Holdings	223
Portfolio Turnover	47%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.8 AAA 0.6 AA 1.9 A 13.5 BBB 19.3 BB 2.4 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.8 AAA - 0.6 AA - 1.9 A - 13.5 BBB - 19.3 BB - 2.4 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.5 Corporate Bonds 36.4 U.S. Government Agency - Mortgage Securities 14.9 CMOs and Other Mortgage Related Securities 1.9 Foreign Government and Government Agency Obligations 0.8 Asset-Backed Securities 0.5 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.5 Corporate Bonds - 36.4 U.S. Government Agency - Mortgage Securities - 14.9 CMOs and Other Mortgage Related Securities - 1.9 Foreign Government and Government Agency Obligations - 0.8 Asset-Backed Securities - 0.5 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 87.6 United Kingdom 2.5 Germany 2.0 Ireland 1.7 Netherlands 1.1 Italy 1.0 Canada 0.8 Luxembourg 0.7 Japan 0.6 Others 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.6 United Kingdom - 2.5 Germany - 2.0 Ireland - 1.7 Netherlands - 1.1 Italy - 1.0 Canada - 0.8 Luxembourg - 0.7 Japan - 0.6 Others - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 29.1 US Treasury Bonds 11.4 Freddie Mac Gold Pool 9.4 Fannie Mae Mortgage pass-thru certificates 5.2 Freddie Mac Multifamily Structured pass-thru certificates 1.7 Verizon Communications Inc 1.2 Morgan Stanley 1.1 Bank of America Corp 1.1 US Treasury Bill 1.0 PNC Financial Services Group Inc/The 0.9 62.1
Fidelity Advisor Environmental Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class C
Trading Symbol	FEBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.44%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
Net Assets	$ 49,551,678
Holdings Count | shares	223
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$49,551,678
Number of Holdings	223
Portfolio Turnover	47%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.8 AAA 0.6 AA 1.9 A 13.5 BBB 19.3 BB 2.4 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.8 AAA - 0.6 AA - 1.9 A - 13.5 BBB - 19.3 BB - 2.4 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.5 Corporate Bonds 36.4 U.S. Government Agency - Mortgage Securities 14.9 CMOs and Other Mortgage Related Securities 1.9 Foreign Government and Government Agency Obligations 0.8 Asset-Backed Securities 0.5 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.5 Corporate Bonds - 36.4 U.S. Government Agency - Mortgage Securities - 14.9 CMOs and Other Mortgage Related Securities - 1.9 Foreign Government and Government Agency Obligations - 0.8 Asset-Backed Securities - 0.5 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 87.6 United Kingdom 2.5 Germany 2.0 Ireland 1.7 Netherlands 1.1 Italy 1.0 Canada 0.8 Luxembourg 0.7 Japan 0.6 Others 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.6 United Kingdom - 2.5 Germany - 2.0 Ireland - 1.7 Netherlands - 1.1 Italy - 1.0 Canada - 0.8 Luxembourg - 0.7 Japan - 0.6 Others - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 29.1 US Treasury Bonds 11.4 Freddie Mac Gold Pool 9.4 Fannie Mae Mortgage pass-thru certificates 5.2 Freddie Mac Multifamily Structured pass-thru certificates 1.7 Verizon Communications Inc 1.2 Morgan Stanley 1.1 Bank of America Corp 1.1 US Treasury Bill 1.0 PNC Financial Services Group Inc/The 0.9 62.1
Fidelity Advisor Environmental Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Environmental Bond Fund
Class Name	Fidelity Advisor® Environmental Bond Fund Class A
Trading Symbol	FEBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 49,551,678
Holdings Count | shares	223
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$49,551,678
Number of Holdings	223
Portfolio Turnover	47%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.8 AAA 0.6 AA 1.9 A 13.5 BBB 19.3 BB 2.4 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.8 AAA - 0.6 AA - 1.9 A - 13.5 BBB - 19.3 BB - 2.4 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.5 Corporate Bonds 36.4 U.S. Government Agency - Mortgage Securities 14.9 CMOs and Other Mortgage Related Securities 1.9 Foreign Government and Government Agency Obligations 0.8 Asset-Backed Securities 0.5 Preferred Securities 0.5 U.S. Government Agency Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.5 Corporate Bonds - 36.4 U.S. Government Agency - Mortgage Securities - 14.9 CMOs and Other Mortgage Related Securities - 1.9 Foreign Government and Government Agency Obligations - 0.8 Asset-Backed Securities - 0.5 Preferred Securities - 0.5 U.S. Government Agency Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 87.6 United Kingdom 2.5 Germany 2.0 Ireland 1.7 Netherlands 1.1 Italy 1.0 Canada 0.8 Luxembourg 0.7 Japan 0.6 Others 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.6 United Kingdom - 2.5 Germany - 2.0 Ireland - 1.7 Netherlands - 1.1 Italy - 1.0 Canada - 0.8 Luxembourg - 0.7 Japan - 0.6 Others - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 29.1 US Treasury Bonds 11.4 Freddie Mac Gold Pool 9.4 Fannie Mae Mortgage pass-thru certificates 5.2 Freddie Mac Multifamily Structured pass-thru certificates 1.7 Verizon Communications Inc 1.2 Morgan Stanley 1.1 Bank of America Corp 1.1 US Treasury Bill 1.0 PNC Financial Services Group Inc/The 0.9 62.1
Fidelity Total Bond K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond K6 Fund
Class Name	Fidelity® Total Bond K6 Fund
Trading Symbol	FTKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond K6 Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond K6 Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 7,851,805,368
Holdings Count | shares	4,584
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$7,851,805,368
Number of Holdings	4,584
Portfolio Turnover	183%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 57.6 AAA 6.3 AA 0.6 A 7.4 BBB 13.0 BB 4.0 B 4.5 CCC,CC,C 0.9 D 0.0 Not Rated 7.3 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 57.6 AAA - 6.3 AA - 0.6 A - 7.4 BBB - 13.0 BB - 4.0 B - 4.5 CCC,CC,C - 0.9 D - 0.0 Not Rated - 7.3 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.4 Corporate Bonds 22.3 U.S. Government Agency - Mortgage Securities 14.2 Asset-Backed Securities 8.5 CMOs and Other Mortgage Related Securities 7.2 Bank Loan Obligations 4.7 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.2 Common Stocks 0.1 Alternative Funds 0.0 Preferred Stocks 0.0 Options 0.0 Other Investments 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.4 Corporate Bonds - 22.3 U.S. Government Agency - Mortgage Securities - 14.2 Asset-Backed Securities - 8.5 CMOs and Other Mortgage Related Securities - 7.2 Bank Loan Obligations - 4.7 Foreign Government and Government Agency Obligations - 1.1 Preferred Securities - 0.2 Common Stocks - 0.1 Alternative Funds - 0.0 Preferred Stocks - 0.0 Options - 0.0 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.7)% United States 88.1 Grand Cayman (UK Overseas Ter) 4.2 United Kingdom 1.3 Mexico 1.2 Bailiwick Of Jersey 1.0 Ireland 0.7 Germany 0.5 Switzerland 0.5 France 0.3 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.1 Grand Cayman (UK Overseas Ter) - 4.2 United Kingdom - 1.3 Mexico - 1.2 Bailiwick Of Jersey - 1.0 Ireland - 0.7 Germany - 0.5 Switzerland - 0.5 France - 0.3 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.6 US Treasury Bonds 11.8 Fannie Mae Mortgage pass-thru certificates 5.2 Ginnie Mae II Pool 3.9 Freddie Mac Gold Pool 3.1 Uniform Mortgage Backed Securities 1.3 JPMorgan Chase & Co 1.3 Freddie Mac Multifamily Structured pass-thru certificates 1.2 Bank of America Corp 0.9 Wells Fargo & Co 0.9 61.2
Fidelity Total Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity® Total Bond Fund
Trading Symbol	FTBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 43,562,842,006
Holdings Count | shares	6,663
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$43,562,842,006
Number of Holdings	6,663
Portfolio Turnover	172%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.6 AAA 6.5 AA 0.9 A 7.4 BBB 12.3 BB 4.1 B 3.9 CCC,CC,C 0.9 D 0.0 Not Rated 7.4 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.6 AAA - 6.5 AA - 0.9 A - 7.4 BBB - 12.3 BB - 4.1 B - 3.9 CCC,CC,C - 0.9 D - 0.0 Not Rated - 7.4 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.5 Corporate Bonds 21.7 U.S. Government Agency - Mortgage Securities 14.1 Asset-Backed Securities 8.1 CMOs and Other Mortgage Related Securities 7.3 Bank Loan Obligations 4.7 Foreign Government and Government Agency Obligations 1.3 Preferred Securities 0.2 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 42.5 Corporate Bonds - 21.7 U.S. Government Agency - Mortgage Securities - 14.1 Asset-Backed Securities - 8.1 CMOs and Other Mortgage Related Securities - 7.3 Bank Loan Obligations - 4.7 Foreign Government and Government Agency Obligations - 1.3 Preferred Securities - 0.2 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 87.8 Grand Cayman (UK Overseas Ter) 4.4 United Kingdom 1.2 Mexico 1.1 Bailiwick Of Jersey 0.7 Ireland 0.6 Switzerland 0.5 Germany 0.5 France 0.5 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Grand Cayman (UK Overseas Ter) - 4.4 United Kingdom - 1.2 Mexico - 1.1 Bailiwick Of Jersey - 0.7 Ireland - 0.6 Switzerland - 0.5 Germany - 0.5 France - 0.5 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.1 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 4.5 Ginnie Mae II Pool 3.8 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 1.7 Freddie Mac Multifamily Structured pass-thru certificates 1.3 JPMorgan Chase & Co 1.2 Bank of America Corp 0.9 Morgan Stanley 0.8 60.1
Fidelity Advisor Total Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class Z
Trading Symbol	FBKWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 43,562,842,006
Holdings Count | shares	6,663
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$43,562,842,006
Number of Holdings	6,663
Portfolio Turnover	172%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.6 AAA 6.5 AA 0.9 A 7.4 BBB 12.3 BB 4.1 B 3.9 CCC,CC,C 0.9 D 0.0 Not Rated 7.4 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.6 AAA - 6.5 AA - 0.9 A - 7.4 BBB - 12.3 BB - 4.1 B - 3.9 CCC,CC,C - 0.9 D - 0.0 Not Rated - 7.4 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.5 Corporate Bonds 21.7 U.S. Government Agency - Mortgage Securities 14.1 Asset-Backed Securities 8.1 CMOs and Other Mortgage Related Securities 7.3 Bank Loan Obligations 4.7 Foreign Government and Government Agency Obligations 1.3 Preferred Securities 0.2 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 42.5 Corporate Bonds - 21.7 U.S. Government Agency - Mortgage Securities - 14.1 Asset-Backed Securities - 8.1 CMOs and Other Mortgage Related Securities - 7.3 Bank Loan Obligations - 4.7 Foreign Government and Government Agency Obligations - 1.3 Preferred Securities - 0.2 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 87.8 Grand Cayman (UK Overseas Ter) 4.4 United Kingdom 1.2 Mexico 1.1 Bailiwick Of Jersey 0.7 Ireland 0.6 Switzerland 0.5 Germany 0.5 France 0.5 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Grand Cayman (UK Overseas Ter) - 4.4 United Kingdom - 1.2 Mexico - 1.1 Bailiwick Of Jersey - 0.7 Ireland - 0.6 Switzerland - 0.5 Germany - 0.5 France - 0.5 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.1 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 4.5 Ginnie Mae II Pool 3.8 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 1.7 Freddie Mac Multifamily Structured pass-thru certificates 1.3 JPMorgan Chase & Co 1.2 Bank of America Corp 0.9 Morgan Stanley 0.8 60.1
Fidelity Advisor Total Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class M
Trading Symbol	FEPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 43,562,842,006
Holdings Count | shares	6,663
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$43,562,842,006
Number of Holdings	6,663
Portfolio Turnover	172%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.6 AAA 6.5 AA 0.9 A 7.4 BBB 12.3 BB 4.1 B 3.9 CCC,CC,C 0.9 D 0.0 Not Rated 7.4 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.6 AAA - 6.5 AA - 0.9 A - 7.4 BBB - 12.3 BB - 4.1 B - 3.9 CCC,CC,C - 0.9 D - 0.0 Not Rated - 7.4 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.5 Corporate Bonds 21.7 U.S. Government Agency - Mortgage Securities 14.1 Asset-Backed Securities 8.1 CMOs and Other Mortgage Related Securities 7.3 Bank Loan Obligations 4.7 Foreign Government and Government Agency Obligations 1.3 Preferred Securities 0.2 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 42.5 Corporate Bonds - 21.7 U.S. Government Agency - Mortgage Securities - 14.1 Asset-Backed Securities - 8.1 CMOs and Other Mortgage Related Securities - 7.3 Bank Loan Obligations - 4.7 Foreign Government and Government Agency Obligations - 1.3 Preferred Securities - 0.2 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 87.8 Grand Cayman (UK Overseas Ter) 4.4 United Kingdom 1.2 Mexico 1.1 Bailiwick Of Jersey 0.7 Ireland 0.6 Switzerland 0.5 Germany 0.5 France 0.5 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Grand Cayman (UK Overseas Ter) - 4.4 United Kingdom - 1.2 Mexico - 1.1 Bailiwick Of Jersey - 0.7 Ireland - 0.6 Switzerland - 0.5 Germany - 0.5 France - 0.5 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.1 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 4.5 Ginnie Mae II Pool 3.8 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 1.7 Freddie Mac Multifamily Structured pass-thru certificates 1.3 JPMorgan Chase & Co 1.2 Bank of America Corp 0.9 Morgan Stanley 0.8 60.1
Fidelity Advisor Total Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class I
Trading Symbol	FEPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 43,562,842,006
Holdings Count | shares	6,663
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$43,562,842,006
Number of Holdings	6,663
Portfolio Turnover	172%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.6 AAA 6.5 AA 0.9 A 7.4 BBB 12.3 BB 4.1 B 3.9 CCC,CC,C 0.9 D 0.0 Not Rated 7.4 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.6 AAA - 6.5 AA - 0.9 A - 7.4 BBB - 12.3 BB - 4.1 B - 3.9 CCC,CC,C - 0.9 D - 0.0 Not Rated - 7.4 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.5 Corporate Bonds 21.7 U.S. Government Agency - Mortgage Securities 14.1 Asset-Backed Securities 8.1 CMOs and Other Mortgage Related Securities 7.3 Bank Loan Obligations 4.7 Foreign Government and Government Agency Obligations 1.3 Preferred Securities 0.2 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 42.5 Corporate Bonds - 21.7 U.S. Government Agency - Mortgage Securities - 14.1 Asset-Backed Securities - 8.1 CMOs and Other Mortgage Related Securities - 7.3 Bank Loan Obligations - 4.7 Foreign Government and Government Agency Obligations - 1.3 Preferred Securities - 0.2 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 87.8 Grand Cayman (UK Overseas Ter) 4.4 United Kingdom 1.2 Mexico 1.1 Bailiwick Of Jersey 0.7 Ireland 0.6 Switzerland 0.5 Germany 0.5 France 0.5 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Grand Cayman (UK Overseas Ter) - 4.4 United Kingdom - 1.2 Mexico - 1.1 Bailiwick Of Jersey - 0.7 Ireland - 0.6 Switzerland - 0.5 Germany - 0.5 France - 0.5 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.1 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 4.5 Ginnie Mae II Pool 3.8 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 1.7 Freddie Mac Multifamily Structured pass-thru certificates 1.3 JPMorgan Chase & Co 1.2 Bank of America Corp 0.9 Morgan Stanley 0.8 60.1
Fidelity Advisor Total Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class C
Trading Symbol	FCEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.52%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.52%
Net Assets	$ 43,562,842,006
Holdings Count | shares	6,663
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$43,562,842,006
Number of Holdings	6,663
Portfolio Turnover	172%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.6 AAA 6.5 AA 0.9 A 7.4 BBB 12.3 BB 4.1 B 3.9 CCC,CC,C 0.9 D 0.0 Not Rated 7.4 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.6 AAA - 6.5 AA - 0.9 A - 7.4 BBB - 12.3 BB - 4.1 B - 3.9 CCC,CC,C - 0.9 D - 0.0 Not Rated - 7.4 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.5 Corporate Bonds 21.7 U.S. Government Agency - Mortgage Securities 14.1 Asset-Backed Securities 8.1 CMOs and Other Mortgage Related Securities 7.3 Bank Loan Obligations 4.7 Foreign Government and Government Agency Obligations 1.3 Preferred Securities 0.2 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 42.5 Corporate Bonds - 21.7 U.S. Government Agency - Mortgage Securities - 14.1 Asset-Backed Securities - 8.1 CMOs and Other Mortgage Related Securities - 7.3 Bank Loan Obligations - 4.7 Foreign Government and Government Agency Obligations - 1.3 Preferred Securities - 0.2 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 87.8 Grand Cayman (UK Overseas Ter) 4.4 United Kingdom 1.2 Mexico 1.1 Bailiwick Of Jersey 0.7 Ireland 0.6 Switzerland 0.5 Germany 0.5 France 0.5 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Grand Cayman (UK Overseas Ter) - 4.4 United Kingdom - 1.2 Mexico - 1.1 Bailiwick Of Jersey - 0.7 Ireland - 0.6 Switzerland - 0.5 Germany - 0.5 France - 0.5 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.1 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 4.5 Ginnie Mae II Pool 3.8 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 1.7 Freddie Mac Multifamily Structured pass-thru certificates 1.3 JPMorgan Chase & Co 1.2 Bank of America Corp 0.9 Morgan Stanley 0.8 60.1
Fidelity Advisor Total Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond Fund
Class Name	Fidelity Advisor® Total Bond Fund Class A
Trading Symbol	FEPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 43,562,842,006
Holdings Count | shares	6,663
Investment Company Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$43,562,842,006
Number of Holdings	6,663
Portfolio Turnover	172%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 56.6 AAA 6.5 AA 0.9 A 7.4 BBB 12.3 BB 4.1 B 3.9 CCC,CC,C 0.9 D 0.0 Not Rated 7.4 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 56.6 AAA - 6.5 AA - 0.9 A - 7.4 BBB - 12.3 BB - 4.1 B - 3.9 CCC,CC,C - 0.9 D - 0.0 Not Rated - 7.4 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.5 Corporate Bonds 21.7 U.S. Government Agency - Mortgage Securities 14.1 Asset-Backed Securities 8.1 CMOs and Other Mortgage Related Securities 7.3 Bank Loan Obligations 4.7 Foreign Government and Government Agency Obligations 1.3 Preferred Securities 0.2 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 42.5 Corporate Bonds - 21.7 U.S. Government Agency - Mortgage Securities - 14.1 Asset-Backed Securities - 8.1 CMOs and Other Mortgage Related Securities - 7.3 Bank Loan Obligations - 4.7 Foreign Government and Government Agency Obligations - 1.3 Preferred Securities - 0.2 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 87.8 Grand Cayman (UK Overseas Ter) 4.4 United Kingdom 1.2 Mexico 1.1 Bailiwick Of Jersey 0.7 Ireland 0.6 Switzerland 0.5 Germany 0.5 France 0.5 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Grand Cayman (UK Overseas Ter) - 4.4 United Kingdom - 1.2 Mexico - 1.1 Bailiwick Of Jersey - 0.7 Ireland - 0.6 Switzerland - 0.5 Germany - 0.5 France - 0.5 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 31.1 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 4.5 Ginnie Mae II Pool 3.8 Freddie Mac Gold Pool 3.4 Uniform Mortgage Backed Securities 1.7 Freddie Mac Multifamily Structured pass-thru certificates 1.3 JPMorgan Chase & Co 1.2 Bank of America Corp 0.9 Morgan Stanley 0.8 60.1
Fidelity Series Government Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Government Bond Index Fund
Class Name	Fidelity® Series Government Bond Index Fund
Trading Symbol	FHNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Government Bond Index Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,535,064,581
Holdings Count | shares	276
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,535,064,581
Number of Holdings	276
Portfolio Turnover	28%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 6.3 1 - 1.99% 12.4 2 - 2.99% 11.0 3 - 3.99% 34.1 4 - 4.99% 32.8 5 - 5.99% 1.8 6 - 6.99% 0.6 7 - 7.99% 0.1 U.S. Treasury Obligations 98.0 U.S. Government Agency Obligations 1.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 98.0 U.S. Government Agency Obligations - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 75.4 US Treasury Bonds 22.6 Federal Home Loan Bank 0.4 Fannie Mae 0.3 Federal Farm Credit Banks Funding Corp 0.2 Tennessee Valley Authority 0.2 Freddie Mac Non Gold Pool 0.0 99.1